STOCK OPTIONS (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]	The following table summarizes stock option activity under the Plans:

	Number of shares	Weighted- average exercise price	Weighted-average remaining contractual term (in years)
Outstanding at December 31, 2012	-	$-	-
Granted	210,000	$2.07	-
Forfeited	-	$-	-
Outstanding at December 31, 2013	210,000	$2.07	0.75
Exercisable at December 31, 2013	-	$-	-

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]	The following table summarizes weighted-average assumptions using the Black-Scholes option-pricing model used on the date of the grants issued for the years ended December 31, 2013 and 2012:

	December 31,
	2013	2012
Volatility	81%	-
Expected term (years)	1	-
Risk-free interest rate	0.15%	-
Dividend yield	0%	-

Schedule of Share-based Payment Award, Stock Options, Exercise Prices in Relation to Market Price [Table Text Block]	The exercise price grant dates in relation to the market price during 2013 and 2012 are as follows:

	2013	2012
Exercise price lower than market price	-	-

Exercise price equal to market price	-	-

Exercise price exceeded market price	$2.07	-